Provisions and other current liabilities (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of provisions and other current liabilities [abstract]
Provisions and other current liabilities
(USD millions)	2020	2019

Taxes other than income taxes	749	471

Restructuring provisions	459	438

Accrued expenses for goods and services received but not invoiced	1 167	1 046

Accruals for royalties	732	653

Accrued interests on financial debt	133	98

Provisions for deductions from revenue	6 256	5 595

Accruals for compensation and benefits, including social security	2 286	2 464

Environmental remediation liabilities	167	122

Deferred income	56	114

Provisions for product liabilities, governmental investigations and other legal matters [1]	306	1 169

Accrued share-based payments	269	326

Contingent considerations [2]	62	78

Commitment for repurchase of own shares [3]	1 769

Other payables	716	764

Total provisions and other current liabilities	15 127	13 338

[1] Note 20 provides additional disclosures related to legal provisions.
[2] Note 29 provides additional disclosures related to contingent considerations.
[3] Note 18 provides additional disclosures related to commitment for repurchase of own shares.

Provisions for reduction of revenue
					Income statement charge[2]

(USD millions)	Revenue deductions provisions at January 1	Revenue deductions provisions related to discontinued operations[1]	Effect of currency translation and business combinations	Payments/ utilizations	Adjustments of prior years	Current year	Change in provisions offset against gross trade receivables	Revenue deductions provisions at December 31

2020
US-specific healthcare plans and program rebates	1 981			– 5 560	– 107	5 739		2 053

Non-US-specific healthcare plans and program rebates	1 769		167	– 2 597	7	2 940	– 14	2 272

Non-healthcare plans and program-related rebates, returns and other deductions	1 845		67	– 11 137	– 51	11 094	113	1 931

Total 2020	5 595		234	– 19 294	– 151	19 773	99	6 256

2019
US-specific healthcare plans and program rebates	1 883	0		– 5 183	– 193	5 474		1 981

Non-US-specific healthcare plans and program rebates	1 625	– 28	– 19	– 2 467	– 2	2 659	1	1 769

Non-healthcare plans and program-related rebates, returns and other deductions	1 754	– 166	9	– 11 698	– 25	11 868	103	1 845

Total 2019	5 262	– 194	– 10	– 19 348	– 220	20 001	104	5 595

2018
US-specific healthcare plans and program rebates	1 590			– 4 158	– 90	4 541		1 883

Non-US-specific healthcare plans and program rebates	1 356		– 78	– 2 182	83	2 555	– 109	1 625

Non-healthcare plans and program-related rebates, returns and other deductions	1 726		– 51	– 12 227	– 91	11 956	441	1 754

Total 2018	4 672		– 129	– 18 567	– 98	19 052	332	5 262

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Charges to the consolidated income statement from continuing operations were USD 18 248 million in 2018.

Restructuring provisions movements
(USD millions)	2020	2019	2018

January 1	438	507	153

Provisions related to discontinued operations [1]		– 8

Additions [2]	354	492	534

Cash payments	– 268	– 479	– 145

Releases [3]	– 87	– 72	– 33

Currency translation effects	22	– 2	– 2

December 31	459	438	507

[1] Notes 1, 2 and 30 provide information related to discontinued operations.
[2] Additions to provisions charged to the consolidated income statement from continuing operations were USD 521 million in 2018.
[3] Reversal of provisions credited to the consolidated income statement from continuing operations were USD 31 million in 2018.